DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Interest Rate Swaps (Details) - Designated as Hedging Instrument - Cash Flow Hedging - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest Rate Swap, 3 month LIBOR plus 1.67%
Derivative [Line Items]
Notional Amount	$ 2,000,000	$ 2,000,000
Pay Rate	5.979%	5.979%
Maturity in Years	8 years 3 months	9 years 3 months
Unrealized Losses	$ 301,000	$ 342,000
Interest Rate Swap, 3 month LIBOR plus 1.67% | LIBOR
Derivative [Line Items]
Receive Rate	1.67%	1.67%
Interest Rate Swap, 3 month LIBOR plus 3.35%
Derivative [Line Items]
Notional Amount	$ 3,000,000	$ 3,000,000
Pay Rate	7.505%	7.505%
Maturity in Years	4 years 9 months 29 days	5 years 9 months 29 days
Unrealized Losses	$ 270,000	$ 353,000
Interest Rate Swap, 3 month LIBOR plus 3.35% | LIBOR
Derivative [Line Items]
Receive Rate	3.35%	3.35%